Document and Entity Information	Feb. 15, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838162
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	Slam Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-40094
Entity Tax Identification Number	98-1211848
Entity Address, Address Line One	500 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	(646)
Local Phone Number	762-8580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	SLAMU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	SLAM
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SLAMW
Security Exchange Name	NASDAQ